Intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	£ 1,018	£ 2,048
Balance at the end of period	132	1,018
IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	1,018
Balance at the end of period	132	1,018
Cost or valuation
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	3,865	3,916
Additions		159
Disposals	(21)	(210)
Balance at the end of period	3,844	3,865
Cost or valuation | IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	3,865	3,916
Additions		159
Disposals	(21)	(210)
Balance at the end of period	3,844	3,865
Amortization
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	(2,847)	(1,868)
Amortization charge	885	1,164
Disposals	20	185
Balance at the end of period	(3,712)	(2,847)
Amortization | IT software
Reconciliation of changes in intangible assets and goodwill
Balance at the beginning of period	(2,847)	(1,868)
Amortization charge	885	1,164
Disposals	20	185
Balance at the end of period	£ (3,712)	£ (2,847)